CASH AND RESTRICTED CASH (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 7,194,912	$ 619,554			$ 129,560
Cash segregated - customers	20,161,017
Cash segregated - PAB	200,762
Total cash and restricted cash shown in the statement of cash flows.	$ 27,556,691	619,554		$ 1,395,548	129,560		$ 63,179
Wilson Davis Co Inc
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		8,581,340	$ 9,094,381
Total cash and restricted cash shown in the statement of cash flows.		$ 30,528,339	$ 36,059,356		$ 45,415,441	$ 59,249,523